Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the founder shares, private placement warrants, and warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriting Agreement

On November 12, 2020, the Company issued to the underwriter (and/or its designees) (the “Representative”) 75,000 shares of Class A ordinary shares for $0.01 per share (the “Representative Shares”). The fair value of the Representative Shares was estimated to $653,250 and were treated as underwriters’ compensation and charged directly to shareholders’ equity.

The underwriter (and/or its designees) agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period.

In addition, the Company issued to the Representative a warrant (“Representative’s Warrant) to purchase up to 450,000 Class A ordinary shares. Such warrants will not be redeemable for as long as they are held by the Representative, and they may not be exercised after five years from the Effective Date of the registration statement. Except as described above, the warrants are identical to those underlying the units offered by in the IPO.

The Company initially estimated the fair value of the Representative’s Warrants at $424,270 using the Monte Carlo simulation model. As of March 31, 2022, the fair value of the Representative’s Warrant granted to the underwriters is estimated to be $5,063 using the following assumptions: (1) expected volatility of 2.6%, (2) risk-free interest rate of 2.42% and (3) expected life of 5.22 years. The expected volatility was determined by the Company based on the historical volatilities of a set of comparative special purpose acquisition companies (“SPAC”), and the risk-fee interest rate was determined by reference to the U.S. Treasury yield curve in effect for time period equals to the expected life of the Representative’s Warrant.

On November 12, 2020, the underwriters were paid a cash underwriting discount of 1.75% of the gross proceeds of the Initial Public Offering, or $1,575,000.

Business Combination Marketing Agreement

The Company engaged the Representative as an advisor in connection with its Business Combination to (i) assist the Company in preparing presentations for each potential Business Combination; (ii) assist the Company in arranging meetings with its shareholders, including making calls directly to shareholders, to discuss each potential Business Combination and each potential target’s attributes and providing regular market feedback, including written status reports, from these meetings and participate in direct interaction with shareholders, in all cases to the extent legally permissible; (iii) introduce the Company to potential investors to purchase the Company’s securities in connection with each potential Business Combination; and assist the Company with the preparation of any press releases and filings related to each potential Business Combination or target. Pursuant to the business combination marketing agreement, the Representative is not obligated to assist the Company in identifying or evaluating possible acquisition candidates. Pursuant to the Company’s agreement with the Representative, an advisory fee of 2.75% of the gross proceeds of the IPO, or $2,475,000 will be payable to the Representative at the closing of the Company’s Business Combination.

Open Market Purchases

Our sponsor entered into an agreement in accordance with the guidelines of Rule 10b5-1 under the Exchange Act, to place limit orders, through ED&F Man Capital Markets Inc., an independent broker-dealer registered under Section 15 of the Exchange Act which is not affiliated with us nor part of the underwriting or selling group, to purchase an aggregate of up to 3,750,000 of our rights in the open market at market prices, and not to exceed $0.20 per right during the period commencing on the later of (i) December 10, 2020, the date separate trading of the rights commenced or (ii) sixty calendar days after the end of the “restricted period” under Regulation M, continuing until the date that was the earlier of (a) November 9, 2021 and (b) the date that we announced that we had entered into a definitive agreement in connection with our initial business combination, or earlier in certain circumstances as described in the limit order agreement. The limit orders required such members of our sponsor to purchase any rights offered for sale (and not purchased by another investor) at or below a price of $0.20, until the earlier of (x) the expiration of the buyback period or (y) the date such purchases reach 3,750,000 rights in total. Our sponsor would not have any discretion or influence with respect to such purchases and will not be able to sell or transfer any rights purchased in the open market pursuant to such agreements until following the consummation of a business combination. It was intended that the broker’s purchase obligation would be subject to applicable law, including Regulation M under the Exchange Act, which may prohibit or limit purchases pursuant to the limit order agreement in certain circumstances. I-Bankers also agreed to purchase up to 1,250,000 of our rights in the open market at market prices not to exceed $0.20 per right, on substantially similar terms as our sponsor. The obligations to make any such purchases expired on November 9, 2021, and as of March 31, 2022, no limit orders were placed by our sponsor or I-Bankers.

Business Combination Agreement

On February 2, 2022 the Company entered into an Agreement and Plan of Merger with Edoc Merger Sub Inc, and Calidi Biotherapeutics, Inc. pursuant to which the Company and Calidi Biotherapeutics Inc. will consummate the Business Combination. The Business Combination Agreement contains customary representations and warranties, covenants, closing conditions, termination conditions, and other terms relating to the Merger and the other transactions contemplated thereby.

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Caldi (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), with Calidi continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of Edoc. In the Merger, (i) all shares of Calidi common stock (together, “Calidi Stock”) issued and outstanding immediately prior to the Effective Time (other than those properly exercising any applicable dissenters rights under Nevada law) will be converted into the right to receive the Merger Consideration (as defined below); and (ii) each outstanding option to acquire shares of Calidi common stock (whether vested or unvested) will be assumed by Edoc and automatically converted into an option to acquire shares of Edoc common stock, with its price and number of shares equitably adjusted based on the conversion ratio of the shares of Calidi common stock into the Merger Consideration.

The Merger Agreement also provides that, prior to the Effective Time, Edoc shall continue out of the Cayman Islands and into the State of Delaware so as to re-domicile as and become a Delaware corporation (the “Conversion”). At the Closing, the Company will change its name to “Calidi Biotherapeutics, Inc.”.

The aggregate merger consideration to be paid pursuant to the Merger Agreement to holders of Calidi Stock as of immediately prior to the Effective Time (the “Calidi Stockholders” and together with the holders of Calidi options immediately prior to the Effective Time, the “Calidi Security Holders”) will be an amount equal to $380,000,000, subject to adjustments for Calidi’s closing debt, net of cash (the “Merger Consideration”). The Merger Consideration to be paid to the Calidi Stockholders will be paid solely by the delivery of new shares of Edoc common stock, with each share valued at $10.00 per share. The Merger Consideration will be subject to a post-closing true up after the closing.

Refer to Current Report on Form 8-K filed on February 2, 2022 for further information regarding the Business Combination and other certain related agreements entered into concurrently with the execution of the Business Combination Agreement.

Securities Purchase Agreement

On February 2, 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with 3i, LP, a Delaware limited partnership (the “PIPE Investor”) for the purchase and sale of 20,000 shares of the Company’s Series A Convertible Preferred Stock (the “Preferred Shares”) for $1,000 per share for an aggregate purchase price of $20 million and 500,000 shares of the Company’s Common Stock (the “Common Stock”) for an aggregate purchase price of $5 million upon the Conversion and concurrently with the closing of the Business Combination. The closing of the PIPE Investment is conditioned upon, among other things, the listing of the Common Stock, Conversion Shares and Warrant Shares (as such terms are defined in the SPA) on the Nasdaq Stock Market. All conditions precedent to the closing of the Merger set forth in the Merger Agreement, including, without limitation, the approval Edoc’s shareholders and Calidi stockholders, shall have been satisfied or waived, as well as other customary closing conditions and deliverables. At the closing of the PIPE Investment, the PIPE Investor will also be issued a common stock purchase warrant to purchase up to an additional 2,500,000 shares of Edoc’s common stock at an initial exercise price equal $11.50 per share, for a term of three years from the closing date of the PIPE Investment.

Amendment to Securities Purchase Agreement

On March 16, 2022, the Company, Calidi and the PIPE Investor amended Sections 4(aa)(xii) and 5(e) of the SPA, Section 4(c)(ii) of the Certificate of Designation, and Section 1(c) of the Warrant to clarify that (i) so long as the Company has provided notice to the PIPE Investor that the then effective Registration Statement covering the applicable resale of the Conversion Shares, Common Shares and/or Warrant Shares is not available in accordance with the requirements of the Registration Rights Agreement (at a time when such Registration Statement is not available for such applicable securities), then damages with respect to any such “Notice Failure” (as used in such sections) with respect thereto shall cease to accrue with respect to such Registration Statement as of the time of such notice; provided that, thereafter, if a registration statement becomes available and later unavailable, the Company shall be required to provide an additional notice for damages with respect to such “Notice Failure” to cease to accrue with respect thereto and (ii) the reference to 2% in Section 4(c)(ii) in the form of Certificate of Designation shall be replaced with 1%.

In addition, the amendment provides that so long as the PIPE Investor has the unconditional right to terminate the SPA, the Company may introduce to the PIPE Investor other investors who may be interested in co-investing with the PIPE Investor as additional PIPE Investors on terms no less favorable than the terms set forth in the SPA. Any such co-investor would be added to the SPA only by an amendment mutually acceptable to the PIPE Investor, the Company, and Calidi.

Backstop Agreements

On February 2, 2022, the Company entered into share purchase agreements (collectively, the “Forward Share Purchase Agreements”) with certain backstop arrangements with Sea Otter Securities, Stichting Juridisch Eigendom Mint Tower Arbitrage Fund, Feis Equities LLC, Yakira Capital Management, Inc., Yakira Enhanced Offshore Fund and Yakira Partners LP, MAP 136 Segregated Portfolio and Meteora Capital Partners, LP (collectively, the “Backstop Investors”), pursuant to which the Backstop Investors agreed not to redeem certain Edoc shares (the “Backstop Shares”) in connection with the Company’s shareholder meeting to approve an extension of the date by which the Company has to consummate a business combination from February 12, 2022 to August 12, 2022 (the “ February 2022 Extension”) and the Business Combination. Pursuant to the Backstop Agreements, the Backstop Investors agreed to hold such shares until the three-month anniversary of the consummation of the Business Combination, at which time they will each have the right to sell them to the combined entity, after giving effect to the Business Combination (the “Combined Company”) for a price of $10.42 per share, or will sell them during such time period at a market price of at least $10.27 per share (with a premium of $0.05 per share to be paid by the Combined Company for each Backstop Share sold by a Backstop Investor during the one-month period following the Closing of the Business Combination). The Backstop Investors’ agreements provide that, following the Closing of the Business Combination, the Company will deposit into escrow accounts the aggregate cash amount necessary to purchase the shares held by the Backstop Investors, up to $22,924,000. As a result, these amounts deposited into the escrow accounts will not be available to the Combined Company unless and until any of the Backstop Investors sell such shares in the market. If the Backstop Investors sell such shares during the one-month period following the Closing of the Business Combination at a sales price that is greater than $10.27 per share, then Combined Company shall pay to each selling investor a premium of $0.05 per share sold. If the Backstop Investors sell shares to the Combined Company on the three-month anniversary of the Closing of the Business Combination, the repurchase price payable by the Combined Company for such shares from the escrow accounts established for this purpose shall be $10.42 per share.

In consideration of the Backstop Investors’ agreements with regard to Public Shares pursuant to the backstop arrangements, the Sponsor (or its designees) agreed to transfer an aggregate of 338,907 shares of Edoc Class B ordinary shares (the “Backstop Transferred Founder Shares”) to the Backstop Investors. Finance costs, at the per share price of $10.11, were recorded in the condensed statements of operations in the amount of $3,426,350 for the three months ended March 31, 2022. Additionally, if the Business Combination has not consummated by May 12, 2022, then for each monthly period from May 12, 2022 until July 12, 2022 that the Business Combination has not closed, Edoc shall cause to be paid to the Backstop Investors, at Edoc’s discretion, either (i) a cash amount of $0.05 per share not redeemed by the Backstop Investors, for an aggregate of up to $0.15 per share, or (ii) or 0.034 Additional Backstop Transferred Founder Shares per share not redeemed by the Backstop Investors in connection with the extraordinary general meeting of Edoc shareholders in connection with the February 2022 Extension, to be transferred by the Sponsor (or its designees), for an aggregate of up to 0.1027 Backstop Transferred Founder Shares per share. Such payment(s) will be made within five (5) business days following each of May 12, 2022, June 12, 2022, and July 12, 2022, to the extent that the Business Combination has not closed by such dates.

Refer to Current Report on Form 8-K filed on February 2, 2022 for further information regarding the Business Combination and other certain related agreements entered into concurrently with the execution of the Business Combination Agreement.

Common Stock Purchase Agreement

On March 16, 2022, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Tumim Stone Capital, LLC (the “Common Stock Investor”).

Pursuant to the Purchase Agreement, the Company will have the right, but not the obligation, to sell to the Common Stock Investor up to $75,000,000 in shares of our Common Stock (the “Total Commitment”), subject to certain limitations and conditions to closing set forth in the Purchase Agreement.

The Company does not have the right to commence any sales of the Common Stock to the Common Stock Investor under the Purchase Agreement until the Commencement, which is the time when all of the conditions to our right to commence sales of our Common Stock to the Common Stock Investor set forth in the Purchase Agreement have been satisfied, including the closing conditions described above and that the registration statement required pursuant to the Registration Rights Agreement has been declared effective by the SEC. From and after the Commencement, the Company will control the timing and amount of any sales of our Common Stock to the Common Stock Investor, subject to certain conditions and the volume and beneficial ownership limitations described in further detail below. Actual sales of shares of our Common Stock to the Common Stock Investor under the Purchase Agreement will depend on a variety of factors to be determined by us from time to time, including, among others, market conditions, the trading price of our Common Stock and determinations by us as to the appropriate sources of funding for our company and our operations.

The purchase price of the shares of Common Stock that the Company elects to sell to the Common Stock Investor (a “VWAP Purchase”) under the Purchase Agreement will be determined by reference to the lowest daily volume weighted average price (“VWAP”) of the Common Stock during the three (3) consecutive trading days beginning on the applicable VWAP Purchase Exercise Date for such VWAP Purchase, multiplied by 0.960. There is no upper limit on the price per share that the Common Stock Investor could be obligated to pay for the Common Stock under the Purchase Agreement. For each VWAP Purchase, the Company would be limited to a number of shares of Common Stock equal to the lesser of (i) the product obtained by multiplying (A) the average daily trading volume in the Common Stock on the Nasdaq Stock Market (or any nationally recognized successor thereto and collectively, the “Nasdaq”)) during the five (5) Trading Days immediately preceding the applicable VWAP Purchase Exercise Date for such VWAP Purchase and (B) 0.30, and (ii) the quotient obtained by dividing (A) $10,000,000 by (B) the VWAP of the Common Stock on the Nasdaq on the trading day immediately preceding the applicable VWAP Purchase Exercise Date, as defined in the Purchase Agreement, for such VWAP Purchase.

The Purchase Agreement also prohibits the Company from directing the Common Stock Investor to purchase any shares of our Common Stock if those shares, when aggregated with all other shares of our Common Stock then beneficially owned by the Common Stock Investor (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and Rule 13d-3 thereunder), would result in the Common Stock Investor beneficially owning more than 4.99% of the outstanding shares of Common Stock (the “Beneficial Ownership Cap”); provided, that, the Common Stock Investor may, in its sole discretion, elect to increase the Beneficial Ownership Cap to permit it to beneficially own up to 9.99% of the outstanding shares of Common Stock.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the founder shares, private placement warrants, and warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriting Agreement

On November 12, 2020, the Company issued to the underwriter (and/or its designees) (the “Representative”) 75,000 shares of Class A ordinary shares for $0.01 per share (the “Representative Shares”). The fair value of the Representative Shares was estimated to $653,250 and were treated as underwriters’ compensation and charged directly to shareholders’ equity.

The underwriter (and/or its designees) agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period.

In addition, the Company issued to the Representative a warrant (“Representative’s Warrant) to purchase up to 450,000 Class A ordinary shares. Such warrants will not be redeemable for as long as they are held by the Representative, and they may not be exercised after five years from the Effective Date of the registration statement. Except as described above, the warrants are identical to those underlying the units offered by in the IPO.

The Company initially estimated the fair value of the Representative’s Warrants at $424,270 using the Monte Carlo simulation model. As of December 31, 2021, the fair value of the Representative’s Warrant granted to the underwriters is estimated to be $107,779 using the following assumptions: (1) expected volatility of 6.5%, (2) risk-free interest rate of 1.29% and (3) expected life of 5.39 years. The expected volatility was determined by the Company based on the historical volatilities of a set of comparative special purpose acquisition companies (“SPAC”), and the risk-fee interest rate was determined by reference to the U.S. Treasury yield curve in effect for time period equals to the expected life of the Representative’s Warrant.

On November 12, 2020, the underwriters were paid a cash underwriting discount of 1.75% of the gross proceeds of the Initial Public Offering, or $1,575,000.

Business Combination Marketing Agreement

The Company engaged the Representative as an advisor in connection with its Business Combination to (i) assist the Company in preparing presentations for each potential Business Combination; (ii) assist the Company in arranging meetings with its shareholders, including making calls directly to shareholders, to discuss each potential Business Combination and each potential target’s attributes and providing regular market feedback, including written status reports, from these meetings and participate in direct interaction with shareholders, in all cases to the extent legally permissible; (iii) introduce the Company to potential investors to purchase the Company’s securities in connection with each potential Business Combination; and assist the Company with the preparation of any press releases and filings related to each potential Business Combination or target. Pursuant to the business combination marketing agreement, the Representative is not obligated to assist the Company in identifying or evaluating possible acquisition candidates. Pursuant to the Company’s agreement with the Representative, an advisory fee of 2.75% of the gross proceeds of the IPO, or $2,475,000 will be payable to the Representative at the closing of the Company’s Business Combination.

Open Market Purchases

Our sponsor entered into an agreement in accordance with the guidelines of Rule 10b5-1 under the Exchange Act, to place limit orders, through ED&F Man Capital Markets Inc., an independent broker-dealer registered under Section 15 of the Exchange Act which is not affiliated with us nor part of the underwriting or selling group, to purchase an aggregate of up to 3,750,000 of our rights in the open market at market prices, and not to exceed $0.20 per right during the period commencing on the later of (i) December 10, 2020, the date separate trading of the rights commenced or (ii) sixty calendar days after the end of the “restricted period” under Regulation M, continuing until the date that was the earlier of (a) November 9, 2021 and (b) the date that we announced that we had entered into a definitive agreement in connection with our initial business combination, or earlier in certain circumstances as described in the limit order agreement. The limit orders required such members of our sponsor to purchase any rights offered for sale (and not purchased by another investor) at or below a price of $0.20, until the earlier of (x) the expiration of the buyback period or (y) the date such purchases reach 3,750,000 rights in total. Our sponsor would not have any discretion or influence with respect to such purchases and will not be able to sell or transfer any rights purchased in the open market pursuant to such agreements until following the consummation of a business combination. It was intended that the broker’s purchase obligation would be subject to applicable law, including Regulation M under the Exchange Act, which may prohibit or limit purchases pursuant to the limit order agreement in certain circumstances. I-Bankers also agreed to purchase up to 1,250,000 of our rights in the open market at market prices not to exceed $0.20 per right, on substantially similar terms as our sponsor. The obligations to make any such purchases expired on November 9, 2021, and as of December 31, 2021, no limit orders were placed by our sponsor or I-Bankers.

Business Combination Agreement

On February 2, 2022 the Company entered into an Agreement and Plan of Merger with Edoc Merger Sub Inc, and Calidi Biotherapeutics, Inc. pursuant to which the Company and Calidi Biotherapeutics Inc. will consummate the Business Combination. The Business Combination Agreement contains customary representations and warranties, covenants, closing conditions, termination conditions, and other terms relating to the Merger and the other transactions contemplated thereby.

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Calidi (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), with Calidi continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of Edoc. In the Merger, (i) all shares of Calidi common stock (together, “Calidi Stock”) issued and outstanding immediately prior to the Effective Time (other than those properly exercising any applicable dissenters rights under Nevada law) will be converted into the right to receive the Merger Consideration (as defined below); and (ii) each outstanding option to acquire shares of Calidi common stock (whether vested or unvested) will be assumed by Edoc and automatically converted into an option to acquire shares of Edoc common stock, with its price and number of shares equitably adjusted based on the conversion ratio of the shares of Calidi common stock into the Merger Consideration.

The Merger Agreement also provides that, prior to the Effective Time, Edoc shall continue out of the Cayman Islands and into the State of Delaware so as to re-domicile as and become a Delaware corporation (the “Conversion”). At the Closing, the Company will change its name to “Calidi Biotherapeutics, Inc.”.

The aggregate merger consideration to be paid pursuant to the Merger Agreement to holders of Calidi Stock as of immediately prior to the Effective Time (the “Calidi Stockholders” and together with the holders of Calidi options immediately prior to the Effective Time, the “Calidi Security Holders”) will be an amount equal to $380,000,000, subject to adjustments for Calidi’s closing debt, net of cash (the “Merger Consideration”). The Merger Consideration to be paid to the Calidi Stockholders will be paid solely by the delivery of new shares of Edoc common stock, with each share valued at $10.00 per share. The Merger Consideration will be subject to a post-closing true up after the closing.

Refer to Current Report on Form 8-K filed on February 2, 2022 for further information regarding the Business Combination and other certain related agreements entered into concurrently with the execution of the Business Combination Agreement.